Stock-Based Compensation - Company's Stock Option Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Option shares outstanding	36	37	36
Weighted average exercise price	$ 21	$ 21	$ 23
Option shares granted, including restoration options	1	2	5
Weighted average exercise price	$ 12	$ 13	$ 14
Option shares exercised	1
Aggregate intrinsic value on date of exercise	$ 5	$ 1	$ 1
Weighted average exercise price	$ 10	$ 8	$ 8
Option shares forfeited	6	3	4
Weighted average exercise price	$ 19	$ 22	$ 23
Option shares outstanding	30	36	37
Weighted average exercise price	$ 21	$ 21	$ 21
Weighted average remaining option term (in years)	5 years	5 years	6 years
Option shares vested and expected to vest	30	36	37
Weighted average exercise price	$ 21	$ 21	$ 22
Aggregate intrinsic value	55	12	23
Weighted average remaining option term (in years)	5 years	5 years	6 years
Option shares exercisable (vested)	23	24	22
Weighted average exercise price	$ 24	$ 25	$ 25
Aggregate intrinsic value	$ 22	$ 4	$ 4
Weighted average remaining option term (in years)	4 years	4 years	4 years